Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Long-term debt	€ 7,864,796	€ 7,314,915
Less current portion	(694,062)	(667,966)
Long-term debt, less current portion	7,170,734	6,646,949
Schuldschein loans
Long-term debt
Long-term debt	224,612
Bonds
Long-term debt
Long-term debt	7,389,365	7,071,259
Accounts Receivable Facility
Long-term debt
Long-term debt	93,725
Other long-term debt
Long-term debt
Long-term debt	€ 157,094	€ 243,656